EARNINGS PER UNIT (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of earnings per Unit
The following table presents details on EPU.

	Year ended December 31,
	2013	2012 (1)
	(Dollars in thousands, except per-unit amounts)
Net income	$53,304	$42,997
Less: net income attributable to the pre-IPO period	—	24,112
Less: net income attributable to SMP Holdings	9,720	1,271
Net income attributable to SMLP	43,584	17,614
Less: net income attributable to general partner, including IDRs	1,035	352
Net income attributable to limited partners	$42,549	$17,262

Numerator for basic and diluted EPU:
Allocation of net income among limited partner interests:
Net income attributable to common units	$23,227	$8,632
Net income attributable to subordinated units	19,322	8,630
Net income attributable to limited partners	$42,549	$17,262

Denominator for basic and diluted EPU:
Weighted-average common units outstanding – basic	26,951,346	24,412,427
Less: effect of non-vested phantom units and non-vested restricted units	150,133	131,558
Weighted-average common units outstanding – diluted	27,101,479	24,543,985

Weighted-average subordinated units outstanding – basic and diluted	24,409,850	24,409,850

Net income per limited partner unit:
Common unit – basic	$0.86	$0.35
Common unit – diluted	$0.86	$0.35
Subordinated unit – basic and diluted	$0.79	$0.35

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(1) Calculated for the period from October 1, 2012 to December 31, 2012